3. INVESTMENT SECURITIES: Held-to-maturity Securities (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Held-to-maturity Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2019

Obligations of states and
political subdivisions	$380,561	$8,959	$-	$389,520

December 31, 2018
Obligations of states and
political subdivisions	$787,987	$10,405	$(5,109)	$793,283